Share-Based Compensation Changes in nonvested shares (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of changes in Park's nonvested shares for the year ended December 31, 2016 follows:

Shares
Nonvested at January 1, 2016	44,700
Granted	41,550
Vested	—
Forfeited	825
Nonvested at December 31, 2016	85,425